Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2022
Accumulated other comprehensive income [abstract]
Schedule of accumulated other comprehensive income

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$
Balance - Beginning of fiscal year	9,715	(6,271)	—	—	9,715	(6,271)

Other comprehensive income (loss)	(7,061)	15,986	23	—	(7,038)	15,986

Balance - End of fiscal year	2,654	9,715	23	—	2,677	9,715